Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Narrative) (Details) - subsidiary	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Number of entities for which ownership structure was reorganized for tax purposes	3	3
Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors	100.00%		100.00%
Subsidiary Or Equity Method Investee Maximum Percent Earnings For Release	10.00%		10.00%
12.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	12.625%		12.625%
11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	11.25%		11.25%	[1]
10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	10.625%		10.625%	[1]
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Interest rate			11.25%
11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate	11.75%		11.75%	[1]
8.875% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	8.875%		8.875%
7.375% Senior secured first lien notes due 2019
Debt Instrument [Line Items]
Interest rate	7.375%		7.375%
6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	6.75%		6.75%	[1]
8.25% Senior secured second lien notes due 2021
Debt Instrument [Line Items]
Interest rate	8.25%		8.25%
8.75% or 10.00% PIK toggle Senior secured second lien notes due 2022
Debt Instrument [Line Items]
Interest rate	8.75%		8.75%
Cash interest rate (as a percent)	8.75%		8.75%
Minimum | Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors	50.00%		50.00%

[1]	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.